Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss for the period	€ (45,633,780)	€ (46,064,402)	€ (42,667,529)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	419,483	485,114	567,780
Net finance income	(2,637,922)	(6,949,679)	(2,240,566)
Share-based payment expense	4,444,639	4,065,807	3,414,489
Net foreign exchange differences	1,533,408	(37,101)	413,017
Changes in:
Other assets from government grants and research allowances	2,594,009	(5,081,772)	732,971
Other assets and trade receivables	2,202,304	1,042,513	7,825,181
Employee benefits	(900,419)	454,912	297,518
Other liabilities	57,410	(2,584,228)	2,738,164
Liabilities from government grants received			(6,209,266)
Trade and other payables	(5,994,849)	(580,129)	6,986,824
Inventories	6,897,666	4,470,141	(11,367,807)
Interest received	1,738,197	2,243,197	1,732,284
Interest paid	(34,474)	(21,064)	(36,025)
Net cash used in operating activities	(35,314,328)	(48,556,690)	(37,812,966)
Investing activities
Purchase of intangible assets and property and equipment	(115,694)	(46,871)	(81,100)
Purchase of current and non-current financial assets	(46,100,315)	(35,340,107)	(104,051,972)
Proceeds from sale of current financial assets	49,449,058	87,751,331	86,436,456
Net cash from/ (used in) investing activities	3,233,048	52,364,354	(17,696,616)
Financing activities
Proceeds from issuance of ordinary shares	22,900,851	1,098,289	56,483,929
Proceeds from pre-funded warrants	12,915,909
Transaction costs from issuance of ordinary shares and pre-funded warrants	(2,142,530)	(323,729)	(3,360,626)
Proceeds from exercise of share options			236,943
Repayment of lease liabilities	(357,583)	(388,114)	(373,977)
Net cash from financing activities	33,316,646	386,446	52,986,269
Net in-/decrease in cash and cash equivalents	1,235,366	4,194,110	(2,523,313)
Effect of exchange rate changes on cash and cash equivalents	(3,589,174)	1,413,926	(974,099)
Cash and cash equivalents at beginning of period	18,375,979	12,767,943	16,265,355
Cash and cash equivalents at end of period	€ 16,022,171	€ 18,375,979	€ 12,767,943